23. Other Liabilities and Other Deferred Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities And Other Deferred Income
Schedule of accrued expenses and other deferred income
	2017	2016	2015
Other deferred income	$306,055	$301,800	$276,496
Other liabilities	2,797	–	82,138
Total other liabilities and other deferred income	$308,852	$301,800	$358,634